Consolidated Statements of Changes in Shareholders' Equity and Comprehensive Income - USD ($)	Total	Preferred Stock	Warrants	Common Stock	Additional Paid-In Capital	Treasury Stock	Accumulated Other Comprehensive Income	Retained Earnings
Balance at at Dec. 31, 2012	$ 82,592,484	$ 22,000,000	$ 400,000	$ 31,449	$ 11,630,717	$ (4,330,712)	$ 7,431,310	$ 45,429,720
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net Income	3,791,162							3,791,162
Other Comprehensive Loss, Net of Tax:	(6,958,904)						(6,958,904)
Stock Compensation Expense	(2,580)							0
Warrants and Rights Outstanding at Dec. 31, 2013	(400,000)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Cash Dividends On Preferred Stock	(440,000)							(440,000)
Cash Dividends On Common Stock	(942,082)							(942,082)
Balance at at Dec. 31, 2013	77,990,080	22,000,000	$ 0	31,449	11,978,137	(4,330,712)	472,406	47,838,800
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net Income	5,810,740
Other Comprehensive Loss, Net of Tax:	5,003,969
Stock Compensation Expense	12,676
Cash Dividends On Preferred Stock	440,000
Cash Dividends On Common Stock	942,080
Balance at at Dec. 31, 2014	87,435,385	22,000,000		31,449	11,990,813	(4,330,712)	5,476,375	52,267,460
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net Income	6,115,927
Other Comprehensive Loss, Net of Tax:	(1,214,014)
Stock Compensation Expense	12,676
Cash Dividends On Preferred Stock	440,000
Cash Dividends On Common Stock	942,552
Balance at at Dec. 31, 2015	90,967,422	$ 22,000,000		$ 31,464	$ 12,028,832	$ (4,330,712)	$ 4,262,361	$ 57,000,835
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock Issued During Period, Value, Other	15
Stock Issued During Period, Value, Share-based Compensation, Net of Forfeitures	(25,358)
Adjustments to Additional Paid in Capital, Other	$ 25,343